Segment reporting - Summary of non-current assets by geography (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	€ 309,223	€ 309,281
EMEA
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	160,678	162,152
North America
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	101,662	96,200
Greater China
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	45,664	49,750
Other Asia
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	€ 1,219	€ 1,179